FEDERATED CAPITAL INCOME FUND
A Portfolio of Federated Income Securities Trust

Class A Shares
Class B Shares
Class C Shares
Class F Shares

------------------------------------------------------------------------------

Supplement to current prospectus dated January 31, 2006.



The following applies to Class B Shares and Class C Shares only:



1. Please replace footnote 1 under the first table in the Section entitled "What Do Shares Cost?" with the following:

1 The minimum subsequent investment amount for Systematic Investment Programs
(SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.
To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000 and purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class B and Class C Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


2. Please insert the following as new subsections immediately following the subsection entitled "Reducing the Sales Charge with Breakpoint Discounts" under the Section entitled "What Do Shares Cost?" and immediately prior to the subsection entitled "Eliminating the Sales Charge":


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (UNTIL AUGUST 31, 2006)
In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class B Shares are generally limited to $100,000 and purchase orders for Class C Shares are generally limited to $1,000,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES (EFFECTIVE SEPTEMBER 1, 2006) In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.


The following applies to all share classes of the Fund:

3. Please add the following to the end of the sub-section entitled "PORTFOLIO MANAGEMENT INFORMATION":

      As noted in the section defining Principal Securities, the Fund has the ability to invest in affiliated investment companies, which are not available for general public investment, to gain additional exposure to mortgage-backed, high yield and emerging market fixed income securities. The following individuals are portfolio managers of the affiliated investment companies:

      MORTGAGE-BACKED AFFILIATED FUND

      Todd A. Abraham
      Todd A. Abraham has been the mortgage-backed affiliated fund's portfolio manager since August 1996. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the mortgage-backed affiliated fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

      HIGH YIELD AFFILIATED FUND


      Mark E. Durbiano

      Mark E. Durbiano has been the high yield affiliated fund's portfolio manager since August 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the high yield affiliated fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the high yield affiliated fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

      EMERGING MARKETS AFFILIATED FUND

      Roberto Sanchez-Dahl
      Roberto Sanchez-Dahl has been the emerging markets affiliated fund's portfolio manager since November 2000. Mr. Sanchez-Dahl joined Federated in December 1997 as a Senior Investment Analyst. He was promoted to Vice President of the emerging markets affiliated fund's Adviser in January 2000. Mr. Sanchez-Dahl served as an Associate covering Emerging Markets in the Credit Department at Goldman, Sachs & Co. from July 1994 through November 1997. Mr. Sanchez-Dahl is a Chartered Financial Analyst. He earned an M.B.A. from Columbia University with a concentration in Finance and International Business.


   John L. Nichol, John W. Harris and Joseph M. Balestrino remain as Portfolio Managers responsible for day to day management of the Fund. Mr. Nichol focuses on the equity component of the Fund, Mr. Harris focuses on the asset allocation of the Fund and Mr. Balestrino focuses on the fixed income component as it relates to investment grade corporate securities.

   The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.


                                                                  July 18,
   2006

   Federated Securities Corp., Distributor

   Cusip 31420C878            Cusip 31420C860         35169 (7/06)
   Cusip 31420C852            Cusip 31420C845



FEDERATED CAPITAL INCOME FUND
A Portfolio of Federated Income Securities Trust

Class A Shares
Class B Shares
Class C Shares
Class F Shares

------------------------------------------------------------------------------

Supplement to current Statement of Additional Information (SAI) dated January 31, 2006.


1. Please replace the section entitled "Portfolio Manager Information" with the following:

      Portfolio Manager Information

      The following information about the Fund's portfolio managers is provided as of June 30, 2006.


                                      ----------------------------------
             Other Accounts Managed         Total Number of Other
       ------------------------------       Accounts Managed / Total
             John L. Nichol                 Assets*
       -----------------------------------------------------------------
       -----------------------------------------------------------------
             Registered Investment          4 funds / $1,347.01 million
             Companies
       -----------------------------------------------------------------
       -----------------------------------------------------------------
             Other Pooled Investment        0
             Vehicles
       -----------------------------------------------------------------
       -----------------------------------------------------------------
             Other Accounts                 0
       -----------------------------------------------------------------

      * None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  $10,001-$50,000

      John L. Nichol is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      IPP is measured on a rolling 1, 3, and 5 calendar year taxable equivalent total return and taxable equivalent average one-year gross distribution yield basis vs. a designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Nichol is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

      The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


                                      ----------------------------------
             Other Accounts Managed         Total Number of Other
             John W. Harris                 Accounts Managed / Total
                                            Assets*
       -----------------------------------------------------------------
       -----------------------------------------------------------------
             Registered Investment          13 funds / $3,760.62
             Companies                      million
       -----------------------------------------------------------------
       -----------------------------------------------------------------
             Other Pooled Investment        0
             Vehicles
       -----------------------------------------------------------------
       -----------------------------------------------------------------
             Other Accounts                 0
       -----------------------------------------------------------------

      * None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none

      John Harris is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Research Performance, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      IPP is measured by applying two components. The first component includes funds for which Mr. Harris serves as portfolio manager and assesses performance of asset allocation decisions over rolling 1, 3 and 5 calendar years versus performance of pre-defined allocation models. For certain funds, 1, 3, and 5 calendar year pre-tax gross returns, or taxable equivalent returns, are measured vs. designated peer groups of comparable accounts. In addition, for certain accounts, performance is measured by comparing the account's average one-year distribution yield, or taxable equivalent, for 1, 3 and 5 calendar year periods to those of designated peer group funds. The second component includes certain additional accounts for which Mr. Harris provides quantitative analytical support, measured on a rolling 1, 3, and 5 calendar year, pre-tax gross return basis vs. fund benchmarks and/or on a rolling 1, 3, and 5 calendar year, pre-tax gross return basis vs. designated peer groups of comparable accounts. With respect to this component, accounts are categorized according to investment strategy, and performance of each strategy category receives equal weighting. Performance of each account within a strategy also receives equal weighting. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Research performance focuses on the quality and timeliness of allocation recommendations, the quality and timeliness of quantitative support and other qualitative factors and is assessed by the Chief Investment Officer.

      The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


                                           --------------------------
                  Other Accounts Managed         Total Number of
                  Joseph M. Balestrino           Other Accounts
                                                 Managed / Total
                                                 Assets*
            ---------------------------------------------------------
            ---------------------------------------------------------
                  Registered Investment          12 funds /
                  Companies                      $5,021.07 million
            ---------------------------------------------------------
            ---------------------------------------------------------
                  Other Pooled Investment        0
                  Vehicles
            ---------------------------------------------------------
            ---------------------------------------------------------
                  Other Accounts                 0
            ---------------------------------------------------------

      *None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Joe Balestrino is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant
      factor.   Of lesser importance are: Leadership/Teamwork/Communication,
      Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      IPP is calculated with an equal weighting of certain other accounts managed by the portfolio manager. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. fund benchmarks, and on a rolling 3 and 5 calendar year pre-tax total return basis vs. designated peer groups of comparable funds. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Balestrino is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. In his role as Head of the U.S. Investment Grade Bond Group, Mr. Balestrino has oversight responsibility for other portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. In addition, Mr. Balestrino serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.

      In addition, Mr. Balestrino was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.




      The following individuals are portfolio managers of the affiliated investment companies, in which the Fund invests.
      .
                                        --------------------------
               Other Accounts Managed         Total Number of
               Todd A. Abraham                Other Accounts
                                              Managed / Total
                                              Assets*
         ---------------------------------------------------------
         ---------------------------------------------------------
               Registered Investment          9 funds /
               Companies                      $4,853.83 million
         ---------------------------------------------------------
         ---------------------------------------------------------
               Other Pooled Investment        0
               Vehicles
         ---------------------------------------------------------
         ---------------------------------------------------------
               Other Accounts                 0
         ---------------------------------------------------------
      *None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Todd Abraham is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to mortgage backed securities by investing in another fund (the "Federated Mortgage Core Portfolio"). Mr. Abraham manages the Federated Mortgage Core Portfolio according to its specific investment program. Thus, although Mr. Abraham is not responsible for making investment decisions directly on behalf of the Fund, the mortgage-backed fixed income portion of the Fund's portfolio may be subject to his management of the Federated Mortgage Core Portfolio.
      Mr. Abraham's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Federated Mortgage Core Portfolio's benchmark (i.e. Lehman Brothers Mortgage-Backed Securities Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Federated Mortgage Core Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Abraham is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Abraham serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


                                         --------------------------
                Other Accounts Managed         Total Number of
                Mark E. Durbiano               Other Accounts
                                               Managed / Total
                                               Assets*
          ---------------------------------------------------------
          ---------------------------------------------------------
                Registered Investment          10 funds /
                Companies                      $3,148.31 million
          ---------------------------------------------------------
          ---------------------------------------------------------
                Other Pooled Investment        3 portfolios /
                Vehicles                       $269.78 million
          ---------------------------------------------------------
          ---------------------------------------------------------
                Other Accounts                 4 accounts /
                                               $101.67 million
          ---------------------------------------------------------
      *None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant
      factor.   Of lesser importance are: Leadership/Teamwork/Communication,
      Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to high yield securities by investing in another fund (the "High Yield Bond Portfolio"). Mr. Durbiano manages the High Yield Bond Portfolio according to its specific investment program. Thus, although Mr. Durbiano is not responsible for making investment decisions directly on behalf of the Fund, the high yield fixed income portion of the Fund's portfolio may be subject to his management of the High Yield Bond Portfolio. Mr. Durbiano's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's benchmark (i.e. Lehman Brothers U.S. Corporate High Yield 2% Issuer Constrained Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Durbiano serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


                                         --------------------------
                Other Accounts Managed         Total Number of
                Roberto Sanchez-Dahl           Other Accounts
                                               Managed / Total
                                               Assets*
          ---------------------------------------------------------
          ---------------------------------------------------------
                Registered Investment          3 funds / $452.17
                Companies                      million
          ---------------------------------------------------------
          ---------------------------------------------------------
                Other Pooled Investment        0
                Vehicles
          ---------------------------------------------------------
          ---------------------------------------------------------
                Other Accounts                 0
          ---------------------------------------------------------
      *None of the Accounts has an advisory fee that is based on the performance of the account.

      Dollar value range of shares owned in the Fund:  none.

      Roberto Sanchez-Dahl is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

      The Fund will gain exposure to mortgage backed securities by investing in another fund (the "Emerging Markets Fixed Income Core Fund"). Mr. Sanchez-Dahl manages the Emerging Markets Fixed Income Core Fund according to its specific investment program. Thus, although Mr. Sanchez-Dahl is not responsible for making investment decisions directly on behalf of the Fund, the emerging markets fixed income portion of the Fund's portfolio may be subject to his management of the Emerging Markets Fixed Income Core Fund. Mr. Sanchez-Dahl's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's benchmark (i.e. Lehman Brothers Emerging Markets Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Sanchez-Dahl is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment Performance is calculated with an equal weighting of all accounts managed. In addition, Mr. Sanchez-Dahl serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

      Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

      Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

      The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.

      As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                                                                  July 18,
   2006



   Federated Securities Corp., Distributor

   Cusip 31420C878            Cusip 31420C860         (35170) 7/06
   Cusip 31420C852            Cusip 31420C845